Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	$ 18,952	$ 24,510
Demand note due from owner	143,241	0
Payment activity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	18,952	24,510
Demand note due from owner	$ 143,241	$ 0